Earnings/(loss) per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings/(loss) per share

39 Earnings/(loss) per share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2021	2020	2019
Weighted average number of ordinary shares	54,853,045	54,853,045	54,853,045
Basic earnings/(losses) per share	0.07	(0.45)	(0.61)
Diluted earnings/(losses) per share	0.07	(0.45)	(0.61)

Basic earnings/(loss) per share is calculated by dividing earnings/(loss) for the year, attributable to ordinary equity holders of the Parent Company, by the weighted average number of ordinary shares outstanding during the year.

The weighted-average number of ordinary shares equals the number of ordinary shares issued as at December 31, 2021, 2020 and 2019 since there have been no transactions involving ordinary shares both in 2021, 2020 and 2019.

Diluted earnings/(loss) per share as at December 31, 2021, 2020 and 2019 equals the basic earnings/(loss) per share, since the Parent Company has not issued any financial instruments convertible to ordinary shares, and there are therefore no dilutive impacts.

On February 8, 2019 the Company announced a change in the ratio of its American Depositary Receipts (ADRs) to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares. The effective date of the ratio change was February 21, 2019. No new shares have been issued in connection with the ratio change.